Supplement to the
Strategic Advisers® Small-Mid Cap Fund
April 29, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

At a meeting held on September 16, 2015, the Board of Trustees approved the appointment of AllianceBernstein L.P. (AB) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc. (ARI), AB, The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Portolan Capital Management, LLC (Portolan), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic).

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section on page 8.

Strategic Advisers (the Adviser) is the fund's manager. Advisory Research, Inc. (ARI), AllianceBernstein L.P. (AB), The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Portolan Capital Management, LLC (Portolan), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund. Pyramis has not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Bruce Aronow (co-manager), Samantha Lau (co-manager), Wen-Tse Tseng (co-manager), and Kumar Kirpalani (co-manager) have co-managed AB's portion of the fund's assets since 2015.

The following information supplements similar information for ARI found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

SMC-15-04  November 30, 2015
1.919462.122

Chris Harvey, CFA (portfolio manager) and Bruce M. Zessar, CFA (portfolio manager) have co-managed ARI's portion of the fund's assets since 2015.

The following information supplements existing information found in the "Fund Management" section beginning on page 20.

AB, at 1345 Avenue of the Americas, New York, NY 10105, has been retained to serve as a sub-adviser for the fund. As of July 31, 2015, AB had approximately $486 billion in discretionary assets under management. AB provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 21.

AB

Bruce Aronow serves as co-manager for AB's portion of the fund's assets, which he has managed since 2015. Mr. Aronow is Co-Chief Investment Officer for US Small/SMID Cap Growth products, a role he has held since 2000. He is also responsible for the US Small/SMID Cap Growth consumer/commercial services sector. Prior to joining the firm in 1999, Mr. Aronow was responsible for research and portfolio management for the small-cap consumer and autos/transportation sectors at Invesco Ltd. (NY) (formerly Chancellor Capital Management). Mr. Aronow is a member of both the New York Society of Security Analysts and the Association for Investment Management & Research (AIMR), and is a CFA charterholder.

Samantha Lau serves as co-manager for AB's portion of the fund's assets, which she has managed since 2015. Ms. Lau was named Co-Chief Investment Officer of US Small/SMID Cap Growth in October 2014. She was previously a portfolio manager/analyst responsible for research and portfolio management for the technology sector for US Small/SMID Cap Growth. Ms. Lau holds a BS (magna cum laude) in finance and accounting from the Wharton School of the University of Pennsylvania and is a CFA charterholder.

Wen-Tse Tseng serves as co-manager for AB's portion of the fund's assets, which he has managed since 2015. Mr. Tseng joined AB in 2006 and is responsible for research and portfolio management for the healthcare sector for US Small/SMID Cap Growth. He holds a BS from National Taiwan University; an MS in molecular genetics and microbiology from Robert Wood Johnson Medical School-University of Medicine and Dentistry of New Jersey; and an MBA from the Graziadio School of Business and Management at Pepperdine University.

Kumar Kirpalani serves as co-manager for AB's portion of the fund's assets, which he has managed since 2015. Mr. Kirpalani joined AB in 1999 and is responsible for research and portfolio management for the financials, industrials and energy sectors for US Small/SMID Cap Growth. Mr. Kirpalani received a B.Tech. in chemical engineering from the Indian Institute of Technology and an MBA from the University of Chicago. He is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research, and is a CFA charterholder.

The following information supplements the biographical information for ARI found in the "Fund Management" section beginning on page 21.

Chris Harvey, CFA, 15 years investment experience, serves as a Managing Director. Prior to joining the firm, Chris was the Director of Research and a member of the Investment Committee at Zuckerman Investment Group. Previous to that, Chris was a Vice President at Legg Mason Investment Counsel and senior equity analyst at William Harris Investors.  Chris holds a B.A. from Clark University and an M.B.A. from the University of Chicago.

Bruce M. Zessar, CFA, 13 years of investment experience and has served as a Managing Director of the firm since 2009. He served as Vice President of ARI from 2004 to 2009. Prior to joining ARI in 2004, he served as executive vice president and general counsel of Oasis Legal Finance, LLC, a specialty finance company from 2002 to 2004. Mr. Zessar was formerly a partner in the law firm of Sidley Austin, where he practiced law from 1990 to 2002.  Mr. Zessar holds an A.B. magna cum laude in Economics from Harvard University and a J.D. with distinction from Stanford Law School.

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
April 29, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

At a meeting held on September 16, 2015, the Board of Trustees approved the appointment of AllianceBernstein L.P. (AB) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc. (ARI), AB, The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Portolan Capital Management, LLC (Portolan), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic).

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section beginning on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Advisory Research, Inc. (ARI), AllianceBernstein L.P. (AB), The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Portolan Capital Management, LLC (Portolan), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund. AB and Pyramis have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information for ARI found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Chris Harvey, CFA (portfolio manager) and Bruce M. Zessar, CFA (portfolio manager) have co-managed ARI's portion of the fund's assets since 2015.

AMM-15-04  November 30, 2015
1.936609.119

The following information supplements existing information found in the "Fund Management" section beginning on page 29.

AB, at 1345 Avenue of the Americas, New York, NY 10105, has been retained to serve as a sub-adviser for the fund. As of July 31, 2015, AB had approximately $486 billion in discretionary assets under management. AB has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the biographical information for ARI found in the "Fund Management" section on page 30.

Chris Harvey, CFA, 15 years investment experience, serves as a Managing Director. Prior to joining the firm, Chris was the Director of Research and a member of the Investment Committee at Zuckerman Investment Group. Previous to that, Chris was a Vice President at Legg Mason Investment Counsel and senior equity analyst at William Harris Investors.  Chris holds a B.A. from Clark University and an M.B.A. from the University of Chicago.

Bruce M. Zessar, CFA, 13 years of investment experience and has served as a Managing Director of the firm since 2009. He served as Vice President of ARI from 2004 to 2009. Prior to joining ARI in 2004, he served as executive vice president and general counsel of Oasis Legal Finance, LLC, a specialty finance company from 2002 to 2004. Mr. Zessar was formerly a partner in the law firm of Sidley Austin, where he practiced law from 1990 to 2002.  Mr. Zessar holds an A.B. magna cum laude in Economics from Harvard University and a J.D. with distinction from Stanford Law School.

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class F
April 29, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

At a meeting held on September 16, 2015, the Board of Trustees approved the appointment of AllianceBernstein L.P. (AB) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc. (ARI), AB, The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Portolan Capital Management, LLC (Portolan), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic).

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Advisory Research, Inc. (ARI), AllianceBernstein L.P. (AB), The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Portolan Capital Management, LLC (Portolan), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund. AB and Pyramis have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information for ARI found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Chris Harvey, CFA (portfolio manager) and Bruce M. Zessar, CFA (portfolio manager) have co-managed ARI's portion of the fund's assets since 2015.

AMM-F-15-04  November 30, 2015
1.965094.113

The following information supplements existing information found in the "Fund Management" section beginning on page 22.

AB, at 1345 Avenue of the Americas, New York, NY 10105, has been retained to serve as a sub-adviser for the fund. As of July 31, 2015, AB had approximately $486 billion in discretionary assets under management. AB has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the biographical information for ARI found in the "Fund Management" section on page 23.

Chris Harvey, CFA, 15 years investment experience, serves as a Managing Director. Prior to joining the firm, Chris was the Director of Research and a member of the Investment Committee at Zuckerman Investment Group. Previous to that, Chris was a Vice President at Legg Mason Investment Counsel and senior equity analyst at William Harris Investors.  Chris holds a B.A. from Clark University and an M.B.A. from the University of Chicago.

Bruce M. Zessar, CFA, 13 years of investment experience and has served as a Managing Director of the firm since 2009. He served as Vice President of ARI from 2004 to 2009. Prior to joining ARI in 2004, he served as executive vice president and general counsel of Oasis Legal Finance, LLC, a specialty finance company from 2002 to 2004. Mr. Zessar was formerly a partner in the law firm of Sidley Austin, where he practiced law from 1990 to 2002.  Mr. Zessar holds an A.B. magna cum laude in Economics from Harvard University and a J.D. with distinction from Stanford Law School.

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class L and Class N
April 29, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

At a meeting held on September 16, 2015, the Board of Trustees approved the appointment of AllianceBernstein L.P. (AB) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc. (ARI), AB, The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Portolan Capital Management, LLC (Portolan), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic).

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Advisory Research, Inc. (ARI), AllianceBernstein L.P. (AB), The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Portolan Capital Management, LLC (Portolan), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund. AB and Pyramis have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information for ARI found in the "Fund Summary" section under the heading "Portfolio Manager(s)" beginning on page 7.

Chris Harvey, CFA (portfolio manager) and Bruce M. Zessar, CFA (portfolio manager) have co-managed ARI's portion of the fund's assets since 2015.

AMM-L-AMM-N-15-04  November 30, 2015
1.9585472.110

The following information supplements existing information found in the "Fund Management" section beginning on page 25.

AB, at 1345 Avenue of the Americas, New York, NY 10105, has been retained to serve as a sub-adviser for the fund. As of July 31, 2015, AB had approximately $486 billion in discretionary assets under management. AB has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the biographical information for ARI found in the "Fund Management" section on page 26.

Chris Harvey, CFA, 15 years investment experience, serves as a Managing Director. Prior to joining the firm, Chris was the Director of Research and a member of the Investment Committee at Zuckerman Investment Group. Previous to that, Chris was a Vice President at Legg Mason Investment Counsel and senior equity analyst at William Harris Investors.  Chris holds a B.A. from Clark University and an M.B.A. from the University of Chicago.

Bruce M. Zessar, CFA, 13 years of investment experience and has served as a Managing Director of the firm since 2009. He served as Vice President of ARI from 2004 to 2009. Prior to joining ARI in 2004, he served as executive vice president and general counsel of Oasis Legal Finance, LLC, a specialty finance company from 2002 to 2004. Mr. Zessar was formerly a partner in the law firm of Sidley Austin, where he practiced law from 1990 to 2002.  Mr. Zessar holds an A.B. magna cum laude in Economics from Harvard University and a J.D. with distinction from Stanford Law School.